Earnings per Share ("EPS") and Diluted Earnings per Share ("Diluted EPS") - Summary of Share Purchase Options and Share Purchase Warrants Excluded From Computation of Diluted Earnings Per Share (Detail) - shares shares in Thousands
	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Earnings per share [line items]
Share options not included in calculation of diluted earnings per share	0	10,283	53	10,283
Share purchase options [member]
Earnings per share [line items]
Share options not included in calculation of diluted earnings per share	0	283	53	283
Share purchase warrants [member]
Earnings per share [line items]
Share options not included in calculation of diluted earnings per share	0	10,000	0	10,000